Purchases and other expenses - Working capital management - Payables (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Purchases and other expenses
Certain invoices, extended term	6 months
Trade payables and fixed assets payables that were subject to an extension of payment	€ 416